Share-Based Compensation (Summary Of The Company's SAR Activity) (Details) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Appreciation Rights (SARs) [Member]
Summary of the Company's SAR activity
Number of shares, Outstanding, Beginning Balance	888,634	892,004	708,840
Number of shares, granted			183,164
Number of shares, exercised	(58,519)	(3,370)
Number of shares, canceled or forfeited	(8,998)
Number of shares, Outstanding, Ending Balance	821,117	888,634	892,004	708,840
Number of shares, Exercisable	764,558
Weighted average exercise price, Outstanding Beginning Balance	$ 12.74	$ 12.74	$ 12.85
Weighted average exercise price, granted			$ 12.28
Weighted average exercise price, exercised	$ 12.80	$ 12.42
Weighted average exercise price, canceled or forfeited	$ 12.28
Weighted average exercise price, Outstanding Ending Balance	$ 12.74	$ 12.74	$ 12.74	$ 12.85
Weighted average exercise price, Exercisable	$ 12.77
Weighted average remaining contractual life (in years)	6 years 1 month 6 days	7 years 1 month 6 days	8 years 1 month 6 days	8 years 9 months 18 days